Document and Entity Information	Aug. 07, 2024
Cover [Abstract]
Entity Registrant Name	MARATHON OIL CORP
Amendment Flag	false
Entity Central Index Key	0000101778
Document Type	8-K
Document Period End Date	Aug. 07, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-5153
Entity Tax Identification Number	25-0996816
Entity Address, Address Line One	990 Town and Country Boulevard
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024-2217
City Area Code	(713)
Local Phone Number	629-6600
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00
Trading Symbol	MRO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false